Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities
Salaries payable	€ 199,584	€ 175,710
Other payables	4,069	23
Deferred income	27,642	32,970
Advances received	10,192	10,569
Other current liabilities	€ 241,487	€ 219,272